Cover	Sep. 02, 2025
Document Information Line Items
Entity Registrant Name	CORNER GROWTH ACQUISITION CORP. 2
Entity Central Index Key	0001847513
Document Type	8-K
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Emerging Growth Company	true
Document Period End Date	Sep. 02, 2025
Entity Ex Transition Period	false
Entity File Number	001-40510
Entity Incorporation State Country Code	E9
Entity Tax Identification Number	98-1582723
Entity Address Address Line 1	418 Broadway
Entity Address Address Line 2	#6592
Entity Address City Or Town	Albany
Entity Address State Or Province	NY
Entity Address Postal Zip Code	12207
City Area Code	347
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Local Phone Number	268-7868
Units Each Consisting Of One Class Ordinary Share Dollar Zero Point Zero Zero Zero One Par Value And Onethird Of One Redeemable Warrant [Member]
Document Information Line Items
Security 12b Title	Units, each consisting of one Class A Ordinary Share, $0.0001 par value, and one-third of one redeemable warrant
Class Ordinary Shares [Member]
Document Information Line Items
Security 12b Title	Class A Ordinary Shares included as part of the units
Redeemable Warrants Included As Part Of The Units Each Whole Warrant Exercisable For One Class Ordinary Share At An Exercise Price Of Dollar Eleven Point Five Zero [Member]
Document Information Line Items
Security 12b Title	Redeemable warrants included as part of the units, each whole warrant exercisable for one Class A Ordinary Share at an exercise price of $11.50